UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):
                      [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Intact Financial Corporation
Address:                700 University Avenue, Suite 1500-A (Legal)
                        Toronto, ON, Canada, M5G 0A1
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and com-plete, and that it is understood that all required items, statements, sched-ules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chantal Denommee
Title:   Assistant Secretary
Phone:   (514) 985-7111, ext. 8371

Signature, Place, and Date of Signing

                                  Montreal, QC, Canada         May 12, 2011
-------------------               --------------------         ---------------
[Signature]                       [City, State]                     [Date]


Report Type (Check only one.):
                               [ ]  13F HOLDINGS REPORT.
                               [X]  13F NOTICE.
                               [ ]  13F COMBINATION REPORT.

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List of Other Included Managers:
No.   13F File Number    Name
028-13194                INTACT INVESTMENT MANAGEMENT INC.